Income and mining taxes (Schedule of detailed information about effective income tax expense (recovery)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current:
Income taxes	$ 10,940	$ 25,570
Mining taxes	10,673	20,830
Adjustments in respect of prior years	(704)	0
Current tax expense (income)	20,909	46,400
Deferred:
Income tax expense (recoveries) - origination, revaluation and/or reversal of temporary differences	218	(17,772)
Mining tax expense - origination, revaluation and/or reversal of temporary difference	5,464	4,235
Adjustments in respect of prior years	(1,158)	8,744
Deferred tax expense (income)	4,524	(4,793)
Tax expense	$ 25,433	$ 41,607